Document and Entity Information	Oct. 31, 2020
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001712184
Document Type	8-K/A
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	LIBERTY LATIN AMERICA LTD.
Entity Incorporation State Country Code	D0
Entity File Number	001-38335
Entity Tax Identification Number	98-1386359
Entity Address, Address Line One	Clarendon House
Entity Address, Address Line Two	2 Church Street
Entity Address, City or Town	Hamilton HM 11
Entity Address, Postal Zip Code	HM 11
Entity Address, Country	BM
City Area Code	(303)
Local Phone Number	925-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On November 5, 2020, Liberty Latin America Ltd. (“Liberty Latin America” or “LLA”) filed its Current Report on Form 8-K (“Original Form 8-K”) to report the acquisition of AT&T’s wireless and wireline operations in Puerto Rico and the U.S. Virgin Islands (the “Acquisition Assets”) pursuant to the previously-announced Stock Purchase Agreement, dated October 9, 2019, among AT&T Corp., AT&T International Holdings, LLC and SBC Telecom, Inc., Liberty Latin America and Liberty Latin America’s wholly-owned subsidiary, Liberty Communications PR Holding LP (f/k/a Leo Cable LP). This Amendment No. 1 to the Original Form 8-K (“Form 8-K/A”) is filed to include the financial statement information required under Item 9.01 of Form 8-K in connection with the acquisition of the Acquisition Assets.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Shares, par value $0.01 per share
Trading Symbol	LILA
Security Exchange Name	NASDAQ
Common Class C [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class C Common Shares, par value $0.01 per share
Trading Symbol	LILAK
Security Exchange Name	NASDAQ